Balances and Transactions with Related Parties and Affiliated Companies - Commitments (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Short-term employee benefits paid	$ 2,381	$ 1,934	$ 2,112
Postemployment benefits	53	52	45
Termination benefits	63	36	373
Share-based payments	$ 866	$ 853	$ 575
Heineken investment
Disclosure of transactions between related parties [line items]
Renewal option for supply contract	5 years
Restriction period from holding exclusive contract with another supplier at the end of the contract term	3 years